SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2026
Accounting Policies [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying financial statements (the “financial statements”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Separate statements of operations and cash flows have not been presented in the financial statements because the Company has not commenced operations.
Judgements and Estimates
The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.
Cash
Cash and Petty Cash includes cash on hand and demand deposits with financial institutions.
Income Taxes
For federal and state income taxes, deferred tax assets and liabilities are recognized based upon temporary differences between the financial statements and the tax basis of assets and liabilities. Deferred income taxes are based upon prescribed rates and enacted laws at the end of the reporting period in the countries where the Company operates and expects to generate taxable income. A valuation allowance is recorded when it is more likely than not that some portion or all the deferred tax assets will not be realized. In assessing the realizability of deferred tax assets, the Company considers taxable income in prior carryback years, as permitted under the tax law, forecasted taxable earnings, tax planning strategies, and the expected timing of the reversal of temporary differences. This determination requires significant judgment, including assumptions about future taxable income that are based on historical and projected information and is performed on a jurisdiction-by-jurisdiction basis. Accordingly, the Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are realizable.
Tax positions taken or expected to be taken while preparing the Company’s tax returns are required to be evaluated to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. There are no uncertain tax positions that require accrual or disclosure to the financial statements as of March 31, 2026. The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense. The Company had no material accruals for interest or penalties related to income tax matters as of March 31, 2026.
Organizational and Offering Costs
No organizational costs have been incurred to date. If any organizational costs are incurred in the future, such costs will be paid by Securitize Inc. on behalf of the Company.
Organizational costs, including legal fees, registration fees, and other costs related to the formation of the Company, will be expensed as incurred in accordance with applicable accounting standards. Offering costs, such as legal, accounting, and printing fees directly associated with the issuance of equity or debt securities, will be deferred and offset against the proceeds of the related offering.
Related Party Transactions
Securitize Inc. is the sole owner of Securitize Holdings, Inc. Any organizational costs incurred in connection with the formation of the Company will be paid by Securitize Inc. on behalf of the Company. Accordingly, such payments, if made, would represent related party transactions.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying financial statements (the “financial statements”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Separate statements of operations and cash flows have not been presented in the financial statements because the Company has not commenced operations.
Judgements and Estimates
The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.
Cash
Cash and Petty Cash includes cash on hand and demand deposits with financial institutions.
Income Taxes
For federal and state income taxes, deferred tax assets and liabilities are recognized based upon temporary differences between the financial statements and the tax basis of assets and liabilities. Deferred income taxes are based upon prescribed rates and enacted laws at the end of the reporting period in the countries where the Company operates and expects to generate taxable income. A valuation allowance is recorded when it is more likely than not that some portion or all the deferred tax assets will not be realized. In assessing the realizability of deferred tax assets, the Company considers taxable income in prior carryback years, as permitted under the tax law, forecasted taxable earnings, tax planning strategies, and the expected timing of the reversal of temporary differences. This determination requires significant judgment, including assumptions about future taxable income that are based on historical and projected information and is performed on a jurisdiction-by-jurisdiction basis. Accordingly, the Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are realizable.
Tax positions taken or expected to be taken in the course of preparing the Company’s tax returns are required to be evaluated to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. There are no uncertain tax positions that require accrual or disclosure to the financial statements as of December 31, 2025. The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense. The Company had no material accruals for interest or penalties related to income tax matters as of December 31, 2025.
Organizational and Offering Costs
No organizational costs have been incurred to date. If any organizational costs are incurred in the future, such costs will be paid by Securitize Inc. on behalf of the Company.
Organizational costs, including legal fees, registration fees, and other costs related to the formation of the Company, will be expensed as incurred in accordance with applicable accounting standards. Offering costs, such as legal, accounting, and printing fees directly associated with the issuance of equity or debt securities, will be deferred and offset against the proceeds of the related offering.
Related Party Transactions
Securitize Inc. is the sole owner of Securitize Holdings, Inc. Any organizational costs incurred in connection with the formation of the Company will be paid by Securitize Inc. on behalf of the Company. Accordingly, such payments, if made, would represent related party transactions.

Securitize, Inc. and Subsidiaries
Accounting Policies [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Consolidation and Presentation
The accompanying unaudited condensed consolidated financial statements include the accounts of Securitize, Inc. along with the Company’s wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
Going Concern
Substantial doubt about an entity’s ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year from the unaudited condensed consolidated financial statements issuance date. The Company has determined that, in aggregate, no conditions or events raise substantial doubt about its ability to continue as a going concern for at least twelve months from the date these unaudited condensed consolidated financial statements were issued. Accordingly, the unaudited condensed consolidated financial statements have been prepared in accordance with GAAP on a going concern basis.
Use of Estimates
The preparation of unaudited condensed consolidated financial statements requires management to make estimates and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements and disclosures in the accompanying notes.
Significant estimates that are particularly susceptible to significant changes relate to the fair value of stock-based awards, the fair value of embedded derivatives, the preferred stock option liability, the grant date fair value of the warrants, the assessment of the amount and likelihood of adverse outcomes from claims and disputes, the valuation of intangible assets acquired in business combinations including goodwill, the determination as to whether goodwill or indefinite-lived intangible assets are impaired and, if so, the amount of the impairment, the determination of standalone selling price for the Company’s on-chain services, the ability to continue as a going concern, the net asset value of the Company’s investment in tokenized funds, the realizability of deferred tax assets and related valuation allowances, particularly for net operating loss carryforwards, and the valuation of simple agreements for future agreements (“SAFE’s”). The Company bases its estimates on historical experience and various other assumptions which it believes to be reasonable under the circumstances. These estimates may change as new events occur and additional information becomes available. Actual results could differ from these estimates and any such differences may be material to the unaudited condensed consolidated financial statements.
Preparation
The unaudited condensed consolidated results of operations for the three months ended March 31, 2026, are not necessarily indicative of the results to be expected for the full year or any other period. Additionally, certain information and disclosures normally included in the annual consolidated financial statements prepared in accordance with U.S. GAAP have been omitted. Accordingly, the unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements as of and for the years ended December 31, 2025 and 2024.
There have been no changes to our significant accounting policies described in the audited consolidated financial statements as of and for the years ended December 31, 2025 and 2024 that have had a material impact on our unaudited condensed consolidated financial statements and accompanying notes, other than as discussed below.
Digital Assets
The Company uses the term “digital asset” to refer to an asset that is generated, issued and/or transferred using distributed ledger or blockchain technology, including, but not limited to, assets known as “tokens”,
“cryptocurrencies”, “crypto assets”, “stablecoins”, and “tokenized securities” which also rely on and/or are secured through cryptographic protocols.
Digital intangible assets that meet the scope requirements of ASC 350-60, Intangibles — Goodwill and Other — Crypto Assets (“ASC 350-60”), digital assets that do not meet the scope requirements of ASC 350-60, and stablecoins are collectively referred to as ‘Digital assets’. Accounting for digital assets depends on the nature of the asset and how the asset is held. The Company typically obtains digital assets through its operations as a form of payment from customers and they are converted to cash or cash equivalents, or they are used to fulfill expenses, primarily various blockchain fees that need to be settled in cryptocurrencies, nearly immediately. The Company considers these digital assets received as payment, traded, purchased and/or disposed of nearly immediately to be operating activities in the unaudited condensed consolidated statements of cash flows and are recognized within ‘Digital assets from operations’ in the Company’s unaudited condensed consolidated balance sheets. While the Company’s policy is to sell, convert, or otherwise dispose of ‘Digital assets from operations’ that are received as a form of payment from certain customers nearly immediately, if any circumstances exist that result in the holding of these assets for an extended period of time or the Company elects to open an investment or similar position with the related digital assets due to circumstances occurring that alter the Company’s investing strategy and require the reassessment of Company objectives with the relevant assets, they are reclassified into ‘Digital assets held for investment’.
The Company also obtains digital assets for investment purposes typically through helping customers or businesses tokenize real-world assets, which the Company may also hold for its own strategies from time to time, which are recognized within ‘Digital assets held for investment’. As noted above, if any assets received that are initially recorded within ‘Digital assets from operations’ consistent with the Company’s accounting policy and original intent when the assets were received, end up being held for an extended period of time as a result of certain circumstances or due to a change in the Company’s intent with regard to the digital assets, they are reclassified into ‘Digital assets held for investment’. The characteristics of the digital assets themselves typically do not change, rather the Company makes an election to hold the relevant assets for a particular purpose, which does not involve the Company trading or otherwise disposing of the digital assets. Rather, the digital assets are held for the Company’s specified investment purposes, including the staking of the digital assets, depositing them into liquidity pools, or locking them in a similar type of smart contract and/or lending protocol. Regardless of the specific investment strategy for the balances within ‘Digital assets held for investment’, as long as they are held and reported by the Company, any of the related activities involving the digital assets while they are held prior to disposal are classified as investing activities in the condensed consolidated statements of cash flows. The Company plans to liquidate these digital assets within the next twelve months.
Digital assets are initially recorded at the transaction price of the assets obtained upon their initial recognition, as determined by the quoted prices within the Company’s principal market at the time of measurement. Gains and losses upon the sale of digital assets are determined on a first-in, first-out (“FIFO”) basis for each pool of digital assets. The Company accounts for digital assets based on their nature in the following ways:
•Digital assets recorded at fair value — Changes in fair value are presented net on the Company’s unaudited condensed consolidated statements of operations and comprehensive loss in the period in which they occur. These assets include digital assets that meet the scope requirements of ASC 350-60, Intangibles — Goodwill and Other — Crypto Assets (“ASC 350-60”). They are recognized within ‘Digital assets from operations’ and ‘Digital assets held for investment’ in the Company’s unaudited condensed consolidated balance sheets. Because changes in the fair value are reported in earnings as they occur, the sale or disposition of these assets does not necessarily give rise to a gain or loss. The unrealized gains and losses on ‘Digital assets from operations’ are recorded to ‘Loss on digital assets from operations, net’, and the unrealized gains and losses on ‘Digital assets held for investment’ are recorded to ‘Loss on digital assets held for investments, net’.
•Digital assets recorded at cost less applicable impairment charge — These digital assets do not meet the scope criteria of ASC 350-60, primarily because they provide the holder with enforceable rights to or claims on other assets. Any net gain or loss on derecognition of these assets as a result of their sale or disposition are recognized in the unaudited condensed consolidated statements of operations and comprehensive loss based on the nature of how they were held or used by the Company up until the date that the sale or disposition of the asset occurs, consistent with the classification above.
Restricted Tokenized Assets
As of March 31, 2026, there were no remaining collateral assets comprising the Company’s “Restricted tokenized assets” held by the Company as all of the lending arrangements which were outstanding as of December 31, 2025 were settled during the period. Any of the collateral assets which were still retained by the Company after all the lending arrangements were settled, subsequently were reclassified into ‘Investments in tokenized assets’ accordingly as they were no longer restricted.
Presentation of Loan Collateral
As of March 31, 2026, all of the Company’s positions in the lending arrangements outlined in Note 15 were closed. Therefore, the Company did not hold any digital assets as collateral, as stated above.
Accounts Receivable
The Company carries its accounts receivable at the invoiced amount. On a periodic basis, the Company evaluates its accounts receivable and will record an allowance for expected credit losses representing management’s estimate of expected credit losses related to trade receivables. The change in allowance for expected credit losses is due to both a change in the calculated estimate discussed below and a change in the estimated transaction price of the underlying revenue. Trade receivables are pooled based on similar risk characteristics, such as the age of receivables and the entity which the trade receivable was generated from. The Company disaggregates trade receivables into two risk pools: Securitize customers which refer to customers from the Company’s core business, and Pacific Stock Transfer Company customers which refer to customers from the Pacific Stock Transfer Company acquisition. To estimate the allowance for expected credit losses, management leverages information on historical losses, asset-specific risk characteristics, current conditions, and reasonable and supportable forecasts of future conditions. Account balances are written off against the allowance when deemed uncollectible.
The following table shows the activity in the allowance for credit losses:

Balance at January 1, 2025	$3,190,514
Provision for expected credit losses	1,300,149
Write-offs	(1,178,608)
Balance at December 31, 2025	3,312,055
Provision for expected credit losses	285,453
Write-offs	(276,646)
Balance at March 31, 2026	$3,320,862
Recently Issued And Adopted Accounting Standards
There were no new accounting pronouncements adopted during the three months ended March 31, 2026 that materially impacted our unaudited condensed consolidated financial statements and related disclosures.
Recently Issued Accounting Standards Not Yet Adopted
In December 2025, the FASB issued ASU 2025-12, “Codification Improvements.” The standard makes improvements to the Accounting Standards Codification (“ASC”) for a broad range of Topics arising from technical corrections, unintended application of the Codification, clarifications, and other minor improvements. This update is effective for annual reporting periods beginning after December 15, 2026, including interim reporting periods within those annual reporting periods. The Company is currently evaluating the impact of adopting this standard on the consolidated financial statements.
In December 2025, the FASB issued ASU 2025-11, “Interim Reporting (Topic 270)” — Narrow Scope Improvements which amends and clarifies the interim disclosure requirements of ASC 270. The standard provides clarity about current requirements to help entities determine whether disclosures not specified in ASC 270 should be provided in interim reporting periods. This update is effective for interim reporting periods beginning after December 15, 2027. The Company is currently evaluating the impact of adopting this standard on the condensed consolidated financial statements.
In September 2025, the FASB issued ASU 2025-06, “Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software.” The amendments provide updated guidance on the accounting for internal-use software, including clarifications to the capitalization criteria, enhancements to the evaluation of development stages, and refinements to the treatment of implementation costs. The ASU 2025-06 is effective for all entities for annual reporting periods beginning after December 15, 2027, and interim periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-06 on its financial statement presentation and disclosure.
In May 2025, the FASB issued ASU No. 2025-05, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets.” This update provides targeted improvements to the measurement of expected credit losses for accounts receivable and contract assets under the current expected credit loss (CECL) model. The guidance is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact of this standard on its financial statement presentation and disclosure.
In January 2025, the FASB issued ASU 2025-01, “Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date.” This update clarifies the effective date of ASU No. 2024-03, which requires entities to disaggregate operating expenses into specified categories to enhance transparency. ASU 2025-01 establishes that the guidance is effective for fiscal years beginning after December 15, 2026, with early adoption permitted, and for interim periods beginning after December 15, 2027. ASU 2024-03 may be applied retrospectively or prospectively. The Company is currently evaluating the impact of this guidance on its financial statement presentation and disclosures.
In November 2024, the FASB issued ASU 2024-03, “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40)”: Disaggregation of Income Statement Expenses. This update requires entities to disaggregate operating expenses into specific categories, such as salaries and wages, depreciation, and amortization, to provide enhanced transparency into the nature and function of expenses. In January 2025, the FASB issued ASU No. 2025-01, clarifying the effective date of ASU No. 2024-03 to be fiscal years beginning after December 15, 2026, with early adoption permitted, and interim periods beginning after December 15, 2027. ASU 2024-03 may be applied retrospectively or prospectively. The Company is currently evaluating the impact of ASU 2024-03 on its financial statement presentation and disclosures.
In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements”: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. This update incorporates certain SEC disclosure requirements into the FASB Accounting Standards Codification. The amendments are intended to improve the clarity and consistency of disclosures by aligning GAAP with the SEC’s Disclosure Update and Simplification Initiative. The ASU includes various amendments across multiple topics, such as derivatives, collateralized assets, credit facilities, repurchase agreements, and interest rates on borrowings. The removal of these disclosure requirements will become effective for GAAP upon removal of the related disclosure requirements from Regulation S-X or Regulation S-K by the SEC. The Company is currently evaluating the impact of ASU 2023-06 on its disclosures and does not expect the adoption to have a material effect on its financial position, results of operations, or cash flows.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Consolidation and Presentation
The accompanying consolidated financial statements include the accounts of Securitize, Inc. along with the Company’s wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
Going Concern
Substantial doubt about an entity’s ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year from the consolidated financial statement issuance date. The Company has determined that, in aggregate, no conditions or events raise substantial doubt about its ability to continue as a going concern for at least twelve months from the date these consolidated financial statements were issued. Accordingly, the consolidated financial statements have been prepared in accordance with GAAP on a going concern basis.
Use of Estimates
The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and disclosures in the accompanying notes.
Significant estimates that are particularly susceptible to significant changes relate to the fair value of stock-based awards, the fair value of embedded derivatives, the preferred stock option liability, the grant date fair value of the warrants, the assessment of the amount and likelihood of adverse outcomes from claims and disputes, the valuation of intangible assets acquired in business combinations including goodwill, the determination as to whether goodwill or indefinite-lived intangible assets are impaired and, if so, the amount of the impairment, the determination of standalone selling price for the Company’s on-chain services, the ability to continue as a going concern, the net asset value of the Company’s investment in tokenized funds, the realizability of deferred tax assets and related valuation allowances, particularly for net operating loss carryforwards, and the valuation of simple agreements for future agreements (“SAFE’s”). The Company bases its estimates on historical experience and various other assumptions which it believes to be reasonable under the circumstances. These estimates may change as new events occur and additional information becomes available. Actual results could differ from these estimates and any such differences may be material to the consolidated financial statements.
Reclassifications
Certain prior-period amounts have been reclassified to conform to the current period presentation, with no impact on previously reported net loss, total assets, total liabilities, or stockholders’ deficit.
Foreign Currency Translation
The operations of Securitize Japan, Securitize Israel and Securitize Europe are measured using the Japanese Yen, Israeli New Shekel and Euro, their functional currencies, respectively, and translated into U.S. dollars for presentation in the financial statements. Assets and liabilities have been translated using the foreign currency exchange rate at the balance sheet date. Revenues and expenses are translated using the weighted average exchange rate, and cash flows were either reported using exchange rates in effect at the time of the cash flows or at the average rate for the reporting period.
The related foreign currency translation adjustment is reflected in accumulated other comprehensive income as a component of stockholders’ deficit. Foreign exchange gains and losses arising from transactions denominated in a currency other than the functional currency are included within ‘Other income, net’ in the consolidated statements of operations and comprehensive loss.
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less, at the time of purchase, to be cash equivalents. The Company notes that each tokenized share of BUIDL and VBILL represents an ownership interest in the BlackRock USD Institutional Digital Liquidity Fund and VanEck Treasury Fund, Ltd., respectively, “the Funds”. Shares of the Funds are only available for purchase by qualified investors. The Company classifies each share of BUIDL and VBILL, tokenized U.S. dollar denominated funds, as a cash equivalent because the funds are highly liquid, tokenized U.S. dollar-denominated funds whose underlying portfolio is required to maintain a weighted average maturity of 60 days or less for VBILL and 90 days or less for BUIDL, and the Funds’ portfolio investments are exclusively in cash, U.S. Treasury obligations maturing in three months or less, and repurchase agreements secured by such obligations. BUIDL and VBILL tokens can be redeemed at their net asset value which is $1 per share and are readily convertible to cash. This does not include any VBILL locked in a smart contract (sVBILL, as defined below), which is classified as Investments in tokenized assets on the Company’s consolidated balance sheets as of December 31, 2025, as this represents an investment activity by the Company. This also does not include any BUIDL locked in a smart contract (sBUIDL, as defined below), which is classified as Restricted tokenized assets on the Company’s consolidated balance sheets as of December 31, 2024, as this represents a receipt token held as collateral.
The Company also considers USDC a cash equivalent. USDC is readily convertible to known amounts of cash, allowing for near-instant, one-to-one redemption of USDC for U.S. dollars. Furthermore, the underlying reserves backing USDC, comprising cash in segregated accounts titled for benefit of USDC holders and a government money market fund that holds cash, short-duration U.S. Treasuries, and overnight U.S. Treasury repurchase agreements, exhibit the risk and liquidity characteristics of cash equivalents as defined in ASC 230, Statement of Cash Flows.
Digital Assets
The Company uses the term “digital asset” to refer to an asset that is generated, issued and/or transferred using distributed ledger or blockchain technology, including, but not limited to, assets known as “tokens”, “cryptocurrencies”, “crypto assets”, “stablecoins”, and “tokenized securities” which also rely on and/or are secured through cryptographic protocols.
Digital intangible assets that meet the scope requirements of ASC 350-60, digital assets that do not meet the scope requirements of ASC 350-60, and stablecoins are collectively referred to as ‘Digital assets. Accounting for digital assets depends on the nature of the asset and how the asset is held. The Company typically obtains digital assets through its operations as a form of payment from customers and they are converted to cash or cash equivalents, or they are used to fulfill expenses, primarily various blockchain fees that need to be settled in cryptocurrencies, nearly immediately. The Company also obtains digital assets for investment purposes typically through helping customers or businesses tokenize real-world assets which the Company may also hold for its own strategies from time to time.
Digital assets are initially recorded at the transaction price of the assets obtained upon their initial recognition, as determined by the quoted prices within the Company’s principal market at the time of measurement. Gains and losses upon the sale of digital assets are determined on a first-in, first-out (“FIFO”) basis for each pool of digital assets. The Company accounts for digital assets based on their nature in the following ways:
•Digital assets recorded at fair value — Changes in fair value are presented net on the Company’s consolidated statements of operations and comprehensive loss in the period in which they occur. These assets include digital assets that meet the scope requirements of ASC 350-60, Intangibles — Goodwill and Other — Crypto Assets (“ASC 350-60”). They are recognized within ‘Digital assets’ in the Company’s consolidated balance sheets. Because changes in the fair value are reported in earnings as they occur, the sale or disposition of these assets does not necessarily give rise to a gain or loss. The unrealized gains and losses on digital assets held or used in the ordinary course of business are recorded to ‘Loss on digital assets from operations, net’, and the unrealized gains and losses on digital assets held for investment purposes are recorded to ‘Other income, net’.
•Digital assets recorded at cost less applicable impairment charge — These digital assets do not meet the scope criteria of ASC 350-60, primarily because they provide the holder with enforceable rights to or claims on other assets. Any net gain or loss on derecognition of these assets as a result of their sale or disposition are recognized in the consolidated statements of operations and comprehensive loss based on the nature of how they were held or used by the Company up until the date that the sale or disposition of the asset occurs, consistent with the classification above.
Stablecoins
Stablecoins are digital assets designed to have a relatively stable price that aligns with the price of an underlying asset, most commonly a fiat currency, such as USD, or an exchange-traded commodity. For the stablecoins held by the Company that are not considered to be a cash equivalent as determined above, the Company accounts for these other stablecoins either as digital assets which either meet or do not meet the scope requirements of ASC 350-60, and are either carried at fair value if the digital assets meet those scope requirements or at cost less impairment if they do not. The Company may transact with these types of stablecoins from time to time for various reasons, including to hold and use them for various investment strategies or otherwise in the ordinary course of business and classifies them in the consolidated financial statements accordingly.
As of December 31, 2025 and 2024, all of the Company’s investments in stablecoins are recorded at cost less impairment, and all of the Company’s stablecoins fair value approximates their cost. The Company’s stablecoin holdings as of December 31, 2025 and 2024 are primarily comprised of USDT and deUSD, respectively, which are not subject to the same regulations or standards as those which meet the definition of a payment stablecoin under the Guiding and Establishing National Innovation for U.S. Stablecoins Act (the “GENIUS Act”). These assets may not be backed by audited physical reserves and/or may not provide for any contractual redemption rights for USD or any other asset on demand from the issuer; however, the underlying pricing and collateralization mechanisms of the stablecoin have still provided for them to maintain a consistent value pegged to the US Dollar while held by the Company.
Restricted Tokenized Assets
“Restricted tokenized assets” primarily consists of tokenized assets the Company received as collateral for its “Digital assets loan receivable” balances, where the Company has obtained accounting control over the collateral assets and the nature of the underlying assets can vary based on the activities for which they are being used. Typically, in facilitating the Company’s lending arrangements the collateral assets held by the Company are locked in smart contracts to mint the associated receipt or wrapped tokens (i.e. “sTokens” such as “sBUIDL” or “sACRED”) which can be used to participate in various investing strategies with decentralized finance protocols (“DeFi activities”) including the borrowing of digital assets with the Company using the minted sTokens as collateral. Receipt and wrapped tokens associated with these protocols are forms of digital assets whose value is derived from the underlying digital assets for which the Company had obtained control, and the corresponding “Obligation to return collateral” for the underlying digital assets owed back to counterparties. As the collateral assets received is simultaneously locked in a smart contract, after which the Company is not allowed to use, invest or repledge the underlying digital assets, the assets received and held as collateral are derecognized in exchange for the associated receipt and wrapped tokens, recognized within “Restricted tokenized assets”. Unlike the underlying tokenized assets that were derecognized when locked in a smart contract, these receipt tokens can be used to participate in DeFi activities and so the Company also may use the minted sTokens as collateral to facilitate the Company’s lending arrangements (see “Digital asset borrowings” below). When these receipt and wrapped tokens are posted as collateral to facilitate these arrangements, the protocols do not obtain control, because only the Company can redeem the sTokens locked in the respective smart contracts. Accordingly, the associated receipt and wrapped tokens continue to be recognized by the Company.
Receipt tokens are initially recorded at cost less impairment, as they provide the Company with enforceable rights to or claims on the underlying tokenized assets while locked in smart contracts. If the Company elects to settle any of its open DeFi positions using these receipt tokens while an associated digital assets loan receivable is still outstanding, then the receipt token is derecognized and reclassified back to the underlying tokenized asset initially received as collateral from the counterparties (i.e. such as ACRED, HLSCOPE, or other tokenized assets defined elsewhere in these consolidated financial statements). While the corresponding liability with the DeFi network (i.e. comprising “Digital asset borrowings”) is settled as a result of this activity, the “Obligation to return collateral” for the tokenized assets received from counterparties at the onset of the arrangement remains outstanding until the counterparty settles the “Digital assets loan receivable” outstanding with the Company. These tokenized assets are still restricted for Company use while held as collateral but are carried at their net asset value (“NAV”), as they provide the holder with the same ownership rights as the underlying financial instruments with the only difference being that the tokenized record of ownership is on-chain, and accordingly stay recognized within “Restricted tokenized assets” until settlement.
As of December 31, 2025, the collateral assets comprising the Company’s “Restricted tokenized assets” held by the Company consisted of HLSCOPE, ACRED, and sACRED of $1,103,171, $518,219, and $101,275, respectively.
As of December 31, 2024, “Restricted tokenized assets” consisted entirely of the collateral assets that the Company received from counterparties that were subsequently minted as sTokens so the Company could use them to participate in certain DeFi activities while facilitating the Company’s lending arrangements.These receipt tokens held as of December 31, 2024 are comprised entirely of sBUIDL (i.e. representing the right to receive BUIDL, which is considered a cash equivalent when its not locked in a smart contract) of $36,000,000. Although receipt tokens initially are carried at cost less impairment as noted above, because the fair value of the underlying tokenized assets they represent fluctuates with market prices, the instruments are accounted for as hybrid contracts consisting of a host contract (the receipt token) measured at cost less impairment and an embedded forward feature based on changes in the fair value of the underlying tokenized asset, with the embedded derivative bifurcated and subsequently measured at fair value. The embedded forward feature to deliver a fixed amount of tokenized assets in the future is included in the balance for “Restricted tokenized assets” as it is immaterial within the context of the lending and collateralization arrangements outstanding for the Company as further described below.
Presentation of Loan Collateral
As of December 31, 2025, the Company held BlackRock USD Institutional Digital Liquidity Fund (“BUIDL”), Apollo Diversified Credit Securitize Fund (“ACRED”) and Hamilton Lane Senior Credit Opportunities Securitize Fund (“HLSCOPE”) as collateral on behalf of platform users who enter into lending arrangements with the Company. As of December 31, 2024, BUIDL was the only form of collateral held. The Company monitors collateral value and requests additional collateral from borrowers if the fair value of the collateral associated with a given loan drops below a predefined threshold, which typically ranges from 100% to 167% of the fair value of the digital assets on loan. If a borrower fails to post additional collateral when requested, the Company is entitled to liquidate the collateral and close out the loan, generally within 24 hours and never later than one business day. In all lending arrangements to date, the Company obtains control of the digital assets posted as collateral and records an ‘Obligation to return collateral’ at fair value on the consolidated balance sheets, with all collateral held in segregated custodial wallets, and subject to the Company’s first-priority security interest allowing use, pledge, re-pledge, hypothecation, rehypothecation, sale, lending, or transfer without limitation. The right to receive the underlying digital assets posted as collateral is reflected within ‘Restricted tokenized assets,’ and the ‘Obligation to return collateral’ includes both the host instrument and a bifurcated embedded derivative remeasured at fair value each period representing the receipt tokens received due to the locking of the collateral in a smart contract. While fair value changes associated with the embedded derivative were nominal in 2024, during 2025 such changes were offset by the embedded forward feature bifurcated from the sTokens recorded in ‘Restricted tokenized assets,’ with the offsetting positions in ‘Obligation to return collateral’ and ‘Digital asset borrowings’ substantially mitigating market risk related to fluctuations in the underlying digital assets.
Digital Asset Borrowings
The Company enters into borrowing arrangements with decentralized finance protocols via smart contracts to acquire digital assets for various purposes including to lend to counterparties through lending arrangements, to utilize as collateral for obtaining additional liquidity, or to hold for investment and earn rewards through staking or other yield strategies using the underlying digital assets. The borrowing arrangements allow for the Company to lock its tokenized assets into smart contracts with the network as collateral in exchange for a certain quantity of digital assets (e.g. deUSD) to be minted for the Company. Only the Company can redeem the collateral posted, however, the digital assets received as a collateralized borrowing from the protocol must be repaid in order to redeem all the corresponding tokens (e.g. sBUIDL). Because the decentralized finance protocol does not have the ability to lend or trade the locked receipt tokens with other market participants while the borrowings are outstanding, the Company has determined that it retains control of the assets posted as collateral to the network to obtain the borrowed digital assets.
The digital assets borrowed by the Company are initially recorded as ‘Digital assets’ in the consolidated balance sheets, and the associated protocol liabilities are recorded in ‘Digital asset borrowings’ in the consolidated balance sheets. The digital assets borrowed are initially recorded at and subsequently marked to fair value with a corresponding liability associated with the Company’s obligation to return the borrowed digital assets back to the protocol, regardless of whether the assets are subsequently loaned out or held by the Company. The Company may use the borrowed digital assets at its discretion, and has an obligation to return the same quantity and type of digital assets to the associated DeFi network, upon repayment of the digital assets borrowed.
Customer Escrow Funds
Customer escrow funds include payments received from customers and held on their behalf. Such funds are restricted from the Company’s use and are deposited into escrow accounts. A liability for customer escrow funds payable is recorded on the consolidated balance sheets offsetting the assets held. Generally, these funds represent dividends and distributions issued by customers.
Investments in Marketable Securities
Investments consist of marketable debt and equity securities classified as available-for-sale (“AFS”) and are carried at fair value. Investment purchases and sales are accounted for on a trade-date basis. Realized gains and losses on dispositions are based on the net proceeds and the adjusted cost of the securities sold, using the specific identification method. Realized gains and losses are included in operations in the year of sale. Unrealized gains and losses are based on the difference between cost and fair value of each security. Unrealized gains and losses are recorded in ‘other income, net’.
Investments in Tokenized Assets
As of December 31, 2025, ‘Investments in tokenized assets’ on the consolidated balance sheets consisted of certain of the Company’s unrestricted investments in tokenized funds Securitize Tokenized AAA CLO Fund (“STAC”), ACRED, and HLSCOPE. As these tokens represent equity ownership, these investments are not within the scope of ASC 350-60 and meet the definition of an equity security under ASC 321, Investments — Equity Securities (“ASC 321”). The Company elected to apply the NAV practical expedient to measure the tokenized interests, and changes in NAV are recorded on the Company’s consolidated statements of operations and comprehensive loss as ‘Other income, net’ as the changes were not significant during the year ended December 31, 2025. As of December 31, 2025, ‘Investments in tokenized assets’ also consisted of tokens the Company invests in and subsequently locks into smart contracts with certain decentralized finance networks in order to mint the associated receipt or wrapped tokens (i.e. similar to the Company’s “sTokens” defined hereafter as “sVBILL”, etc.) that can be used to participate in DeFi investing strategies with various decentralized finance protocols. Receipt and wrapped tokens associated with these protocols are forms of digital assets whose value is derived from the underlying digital assets posted as collateral; because only the Company can redeem the tokens locked in the respective smart contracts, the protocols do not obtain control, and the underlying tokenized assets continue to be recognized by the Company. These receipt tokens, including the Company’s sVBILL positions as of December 31, 2025, are initially recorded at cost less impairment, as they provide the Company with enforceable rights to or claims on the underlying digital assets while locked in smart contracts.
Accounts Receivable
The Company carries its accounts receivable at the invoiced amount. On a periodic basis, the Company evaluates its accounts receivable and will record an allowance for expected credit losses representing management’s estimate of expected credit losses related to trade receivables. The change in allowance for expected credit losses is due to both a change in the calculated estimate discussed below and a change in the estimated transaction price of the underlying revenue. Trade receivables are pooled based on similar risk characteristics, such as the age of receivables and the entity which the trade receivable was generated from. The Company disaggregates trade receivables into two risk pools: Securitize customers which refer to customers from the Company’s core business, and Pacific Stock Transfer Company customers which refer to customers from the Pacific Stock Transfer Company acquisition. To estimate the allowance for expected credit losses, management leverages information on historical losses, asset-specific risk characteristics, current conditions, and reasonable and supportable forecasts of future conditions. Account balances are written off against the allowance when deemed uncollectible.
The following table shows the activity in the allowance for credit losses:

Balance at January 1, 2024	$3,017,500
Provision for expected credit losses	1,590,973
Write-offs	(1,417,959)
Balance at December 31, 2024	$3,190,514
Provision for expected credit losses	1,300,149
Write-offs	(1,178,608)
Balance at December 31, 2025	$3,312,055
Digital Assets Receivable
Certain of the Company’s revenue contracts with customers permit the customer to elect to pay for the services provided by the Company in a form of consideration other than fiat currency, including in certain blockchain’s native cryptocurrencies (tokens). The Company typically only permits the applicable digital assets as forms of consideration in its contracts when there are provisions in the contract that adjust the actual quantity of tokens due from the customer for satisfying each performance obligation based on the calculated fair value upon receipt such that the transaction price can remain predominantly fixed and denominated in USD (e.g. by using a 7-day moving average of the token price, or other similar “TWAP”, as the basis for releasing a variable amount of tokens to the Company that would equal the total fixed transaction price at the payment date). Particularly for those blockchain networks or foundations that are newer to the industry or simply to offer some anti-dilution protections to the customer and the market value of its native tokens, the Company permits certain customers to commit to the release or unlock of tokens as consideration either on a defined schedule or upon the achievement of certain milestones at a future date. The associated digital assets are typically held in a smart contracts or a form of escrow account which governs how the digital assets are transferred into the Company’s designated wallets over time, with the quantity of tokens transferred subject to variability based on the TWAP as noted above, usually according to an agreed-upon release schedule. When the right to receive digital assets at a future date meets the definition of a derivative, because the right is denominated in the digital asset and represents the right to receive a fixed amount of those digital assets in the future, changes in the fair value of this embedded forward derivative contract that are based on fluctuations in the market price of the underlying digital asset are reported within earnings as they occur within ‘Loss on digital assets from operations, net’ in the consolidated statements of operations and comprehensive loss.
For arrangements in which the Company has become entitled to or is expected to receive these forms of consideration, but prior to receiving the tokens in a Company-controlled wallet as they are subject to contractual sale and transfer restrictions in accordance with certain vesting terms, the Company classifies these assets as ‘Digital assets receivable’ in the Company’s consolidated balance sheets. As the tokens are released (or “unlocked”) from a non-Company-controlled wallet to a Company-controlled wallet in accordance with the applicable vesting schedule, the tokens are reclassified from ‘Digital assets receivable’ to the applicable digital asset account on the Company’s consolidated balance sheets pursuant to the scoping criteria of ASC 350-60. In instances where the value of the receivable is fixed and denominated in USD per the agreement, the quantity of digital assets for which the Company will be entitled to and receive will be variable. In instances where the quantity of digital assets that the Company expects to receive at a future date is fixed and denominated in the digital assets per the agreement, this reclassification into ‘Digital assets’ does not necessarily give rise to a gain or loss as any previous changes in fair value of the underlying digital assets were already reported within earnings as they occurred. ‘Digital assets receivable’ not expected to be received within a year are classified as non-current in the consolidated balance sheets.
Deferred Offering Costs
The Company capitalizes fees that are directly and incrementally attributable to equity financing transactions as deferred offering costs until such transactions are consummated. During the year ended December 31, 2025, the Company incurred costs in connection with the proposed business combination with CEPT and the related contemplated equity issuances, including a concurrent private placement. As of December 31, 2025, deferred offering costs totaled $3,041,602 and were classified on the consolidated balance sheets as ‘Deferred offering costs’.
Intangible Assets
Definite-lived intangible assets
The Company amortizes its definite-lived intangible assets using the straight-line method over their estimated useful lives as follows:

Classification	Estimated useful life
Customer relationships	10 – 15 years
Non-compete agreements	3 – 5 years
Licenses	5 years
Definite-lived assets consist of customer relationships, intellectual property, capitalized software, licenses, and non-compete agreements. Customer relationships, whether contractual or non-contractual, are recognized as intangible assets separate from goodwill when the acquired entity has a history of establishing such relationships through contracts, even if no contract exists at the acquisition date.
The Company reviews long-lived assets, including property, plant, and equipment and definite-lived intangible assets, whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable in accordance with ASC 360, Property, Plant, and Equipment (“ASC 360”). The Company monitors for potential triggering events on an ongoing basis, including but not limited to significant adverse changes in the business climate, operating performance, market conditions, or legal factors. If such indicators are identified, the Company performs a recoverability test by comparing the estimated undiscounted future cash flows of the asset group to its carrying amount. If the carrying amount exceeds the estimated undiscounted cash flows, an impairment loss is recognized for the amount by which the carrying amount exceeds the fair value of the asset group.
The Company capitalizes costs incurred to renew or extend the term of a recognized definite lived intangible asset if the renewal or extension is expected to provide future economic benefits and if the costs are directly attributable to securing the renewal or extension. All other costs incurred to renew or extend the term are expensed.
Indefinite-lived intangible assets
Indefinite-lived intangible assets consist of a trading license and certain digital assets, which are described above as digital assets that are within scope of ASC 350-60. The trading license represents a broker-dealer alternative trading system license, which has no legal, regulatory, contractual, competitive, economic, or other factors, which limit the useful life of the license to the Company. The Company anticipates that the license will be used for the foreseeable future and renewals are in the control of the Company, therefore the trading license has been classified as an indefinite-lived intangible asset.
Indefinite-lived intangible assets are not amortized but are tested for impairment on at least an annual basis. Impairment testing is required more frequently if indicators arise. In conducting its impairment testing, the Company determines if qualitative or quantitative factors are to be used to evaluate the potential impairment in the carrying amount of the Company’s indefinite-lived intangible assets. The Company has the option to first assess the qualitative factors to determine whether the existence of events and circumstances indicate that it is more likely than not that the assets are impaired. If, based on its qualitative assessment, the Company concludes that it is more likely than not that the assets are impaired, quantitative impairment testing is required. However, if the Company concludes otherwise, quantitative testing is not required. An impairment charge is recognized to the extent the recorded amount of the assets exceeds the implied fair value of the assets.
Goodwill
Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in a business combination, in accordance with ASC 805. Goodwill is not amortized but is subject to impairment testing as prescribed by ASC 350.
The Company evaluates goodwill for impairment at least annually, or more frequently if events or changes in circumstances indicate that the carrying value may not be recoverable. Impairment testing is performed at the reporting unit level, which the Company has defined as its business unit level — one level below the operating segment. An impairment loss is recognized when the carrying amount of a reporting unit exceeds its estimated fair value. The loss recognized is limited to the amount of goodwill allocated to that reporting unit. The fair value estimates used in the impairment analysis are based on a combination of income and market approaches and involve significant management judgment. Key assumptions include projected cash flows, long-term growth rates, discount rates, macroeconomic conditions, competitive dynamics, and the Company’s strategic plans.
During the year ended December 31, 2025, the Company recognized a goodwill impairment charge of $4,122,926, all of which related to the Securitize For Advisors reporting unit and is included in ‘Net loss from discontinued operations. The Company recognized a goodwill impairment charge of $3,000,000 for the year ended December 31, 2024, also related to the Securitize For Advisors reporting unit which is included in ‘Net loss from discontinued operations. No goodwill impairment was recognized for continuing operations in either period. Goodwill recorded by the Company related to the Securitize for Advisors reporting unit is not deductible for income tax purposes, however the remaining goodwill is deductible for income tax purposes.
Revenue Recognition
The Company’s revenue is derived from contracts with its customers that often include multiple performance obligations such as platform services, broker and token issuance services, transfer agent services, professional services, initial set-up services, blockchain integration services and fund administration services. The Company recognizes revenue using the five step approach outlined in ASC 606, Revenue from Contracts with Customers (“ASC 606”) as follows: (1) Identify the contract with the customer, (2) Identify the performance obligations in the contract, (3) Determine the transaction price, (4) Allocate the transaction price to the performance obligations in the contract and (5) Recognize the revenue when (or as) the Company satisfies the performance obligations.
The Company regularly enters into contractual agreements that establish general terms and conditions. The identification of a contract with a customer requires an evaluation of the terms and conditions in contractual agreements to determine what specific enforceable rights and obligations exist. Management considers a number of factors when making this evaluation that include, but are not limited to, the nature and substance of the business exchange, the specific contractual terms and conditions, the promised products and services, the termination provisions in the contract, as well as the nature and execution of the customer’s ordering process, and how the Company is authorized to perform work. Generally, enforceable rights and obligations are not created until a statement of work is issued or a quote is accepted by a customer for a specified product or service. Therefore, the issuance of a statement of work or acceptance of a quote is generally the point at which a contract is identified for accounting purposes.
For those agreements where services are provided equally over a contract term which exceed one month in duration, the Company generally recognizes revenue ratably (over-time) over the contract term. For those agreements where performance obligations are satisfied on an individual basis (“e.g.” month to month), the Company recognizes revenue at a point in time. Services are typically explicitly stated in each contract, but management also evaluates whether any performance obligations are implied based on the terms of the agreement, past business practice, or other facts and circumstances. Each service is evaluated to determine if it is a distinct product or service and therefore represents a performance obligation. Agreements which share with customers access to the Company’s platform and provide routine platform and transfer agent services are interdependent and rendered over similar patterns, and therefore, are combined into a single performance obligation. Routine platform and transfer agent services are recognized ratably over the contract term, beginning on the commencement date of each contract which is the date the platform is available to customers and related services begin. Generally, fees for the routine platform and transfer agent services are recognized discretely each month those services are provided, as that is when the specific performance obligation has been satisfied. Certain customers engage the Company to provide additional implementation services which have been identified as distinct from the access to the platform and routine platform and transfer agent services. These implementation services are accounted for as separate performance obligations and are recognized as the services are rendered. The Company may also be engaged to perform transaction-based transfer agent services or other professional services, such as the issuance of token securities, the issuance, transfer and cancellation of shares or certificates and consulting for the creation of token securities on a customer’s blockchain. Such transaction-based transfer agent services and other professional services are recognized at the point-in-time at which the services are completed. The Company is the principal in all of its contracts with customers.
The Company allocates the transaction price to each performance obligation on a relative standalone selling price (“SSP”) basis. Judgment is required to determine the SSP for each distinct performance obligation. The determination of SSP takes into consideration overall pricing objectives, market conditions, and other techniques that maximize the usage of observable inputs. The inputs used to determine SSP vary depending on the specific revenue stream. Significant pricing practices taken into consideration include the Company’s discounting practices, the size and volume of the Company’s transactions, the number of users, the geographic area where services are sold, price lists, its go-to-market strategy, historical standalone sales and contract prices. As the Company’s go-to-market strategies evolve, the Company may modify its pricing practices in the future, which could result in changes in relative selling prices.
The Company may receive Digital assets as a form of payment for certain revenue generating activities, typically the contracts with blockchain customers who contract with the Company for its blockchain integration services, which are recorded in the applicable ‘Digital assets’ or ‘Stablecoins’ accounts in the consolidated balance sheets when received. As a matter of policy, digital assets received as a form of payment are either nearly immediately converted to cash and cash equivalents, or are used to fulfill expenses that are contractually required to be settled in cryptocurrencies, such as blockchain fees. Digital assets held for operations are initially recorded at the transaction price of the received assets at initial recognition and are subsequently remeasured at fair value at the end of each reporting period, with changes in fair value recognized in ‘Loss on digital assets from operations, net’ in the consolidated statements of operations and comprehensive loss. In contracts in which the Company receives non-cash consideration in the form of digital assets, the amount of digital assets is fixed at contract inception. The transaction price is measured at the fair value of the fixed amount of digital assets at contract inception. Future changes in the fair value of the consideration are due to the form of the consideration and are not included in the transaction price.
In certain cases, the Company is able to establish SSP based on observable prices of subscriptions sold separately in comparable circumstances to similar customers. The Company uses a single amount to estimate SSP when it has observable prices. In instances where SSP is not directly observable, such as when pricing is highly variable, the Company determines the SSP range using information that may include market conditions or other observable inputs. The Company typically has more than one SSP for individual subscriptions due to the stratification of those subscriptions by customers and circumstances. In these instances, the Company may use information such as the number of users in determining the SSP.
For certain ecosystem expansion arrangements, the Company applies judgment in allocating the transaction price based on an observable or estimated standalone selling price (“SSP”). These arrangements are often customized and may include a combination of technical integration and ongoing support. Because directly observable SSPs are not always available due to the recent launch, novel nature, and pricing variability of certain services, the Company estimates SSP using an expected cost approach that incorporates historical levels of effort and management judgment. The Company reviews its estimated SSPs at least annually to assess their continued appropriateness.
Primary revenue generating activities include Tokenization and Asset Servicing. Tokenization revenue consists of services related to ecosystem expansion, as well as trading, enhancement of the utility, and distribution of digital assets. Revenue from ecosystem expansion initiatives is recognized at a point in time upon completion of blockchain integration. Revenue from trading activities is recognized at a point in time when the related trades are executed. In addition to integration services, tokenization arrangements typically include performance obligations for ongoing maintenance and support services, with the associated revenue recognized ratably over the contractual term. Placement fees associated with making assets available for distribution are recognized either at a point in time or over the contract period, depending on the specific terms of the agreement. Asset Servicing revenue includes fees earned for ongoing operational and administrative services provided to issuers, asset managers, and investors throughout the lifecycle of a fund or digital asset. These services include recordkeeping, transfer processing, fund accounting, and compliance support. Setup fees are recognized at a point in time when the initial services are delivered, while recurring service fees are recognized over time over the agreement term for those support services which are made available equally over the contract terms.
There may, at times, be differences between the timing of revenue recognition and the contractual payment terms which result in the recognition of contract assets and contract liabilities. Contract assets primarily represent revenues recognized for performance obligations that have been satisfied but for which amounts have not been billed. Contract liabilities primarily represent billings or payments received in advance of revenue recognition and are contingent upon the satisfaction of performance obligations and are presented as Deferred revenue in the consolidated balance sheets.
The Company elects the following practical expedients and policy elections when recognizing revenue and related contract costs: (1) incremental costs of obtaining a contract are expensed when the amortization period is one year or less, (2) the transaction price excludes tax amounts assessed by governmental authorities that are both (i) imposed on and concurrent with specific revenue producing transactions and (ii) collected from customers.
Cost of revenue (exclusive of items shown below)
Cost of revenue consists of direct costs incurred to provide services to the Company’s customers. These costs primarily include direct labor cost, which include salaries, wages, and benefits for employees directly involved in the servicing of customers for the Company’s Tokenization and Asset Servicing offerings, including certain blockchain and protocol engineers as well as fund administrators among others. Other costs of revenues include contractor costs, security and identity verification costs, legal fees, software subscription costs, and certain other costs incurred as a direct result of customer transactions. These costs do not include depreciation, amortization, and the allocation of any rent or utilities.
Advertising
Advertising is expensed as incurred and included as a component of ‘Selling, general & administrative’ expenses in the consolidated statements of operations and comprehensive loss. Advertising expenses totaled $1,504,927 and $654,534 for the years ended December 31, 2025 and 2024.
Stock-based Compensation
The Company recognizes compensation costs resulting from the issuance of share-based awards as an expense in the consolidated statements of operations and comprehensive loss over the requisite service period based on a measurement of fair value for each award at the grant date.
The fair value of options is calculated using the Black-Scholes option pricing model. This option valuation model requires input of assumptions including, among others, the volatility of stock price, the expected life of the option and the risk-free interest rate. Due to its limited operating history and limited number of sales of its common stock, the Company estimates the volatility of its stock in considering a number of factors including the volatility of comparable public companies. The expected term of a stock option is the estimated period the options are expected to be outstanding and is calculated using the simplified method, which is based upon an average of the vesting period and the contractual term of the option. The Company has elected to recognize forfeitures related to share-based payments as they occur.
Income Taxes
For federal and state income taxes, deferred tax assets and liabilities are recognized based upon temporary differences between the consolidated financial statements and the tax basis of assets and liabilities. Deferred income taxes are based upon prescribed rates and enacted laws at the end of the reporting period in the countries where the Company operates and expects to generate taxable income. A valuation allowance is recorded when it is more likely than not that some portion or all the deferred tax assets will not be realized. In assessing the realizability of deferred tax assets, the Company considers taxable income in prior carryback years, as permitted under the tax law, forecasted taxable earnings, tax planning strategies, and the expected timing of the reversal of temporary differences. This determination requires significant judgment, including assumptions about future taxable income that are based on historical and projected information and is performed on a jurisdiction-by-jurisdiction basis. Accordingly, the Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are realizable.
Tax positions taken or expected to be taken in the course of preparing the Company’s tax returns are required to be evaluated to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as income tax expense in the current year. There are no uncertain tax positions that require accrual or disclosure to the consolidated financial statements as of December 31, 2025 and 2024. The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense. The Company had no material accruals for interest or penalties related to income tax matters as of December 31, 2025 and 2024.
Concentration of Credit Risk
Financial instruments which potentially expose the Company to concentrations of credit risk consist primarily of cash, investments, accounts receivable, contract assets, and notes receivable. At times, deposits held may exceed the federally insured limits. The Company also notes that 18.0% of their cash and cash equivalents are BUIDL as of December 31, 2025. BUIDL is a tokenized U.S. dollar-denominated fund which invests in U.S. Treasury bills and cash. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash. Two customers constituted approximately 21% of the Company’s consolidated revenues for the year ended December 31, 2025 and each of these customers individually accounted for more than 10% of consolidated revenues. Four customers constituted approximately 62% of the Company’s consolidated revenues for the year ended December 31, 2024 and each of these customers individually accounted for 10% or more of consolidated revenues.
The following table presents the Company’s major customers, who accounted for more than 10% of the Company’s consolidated revenue:

	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024
Customer A	—	—	$4,000,000	21%
Customer B	—	—	2,713,785	15%
Customer C	—	—	2,567,315	14%
Customer D	—	—	2,169,869	12%
Customer E	6,556,218	11%	—	—
Customer F	6,308,901	10%	—	—
Total	$12,865,119	21%	$11,450,969	62%
As of December 31, 2025, two customers constituted approximately 63% of the Company’s contract assets, with Customer A and Customer G accounting for approximately 41%, or $6,306,046, and 22%, or $3,430,315, respectively. As of December 31, 2024, two customers constituted approximately 95% of the Company’s contract assets, with Customer A and Customer C accounting for approximately 85%, or $4,060,000, and 10%, or $482,672, respectively.
The Company does not believe there are any collectability concerns regarding these customers’ outstanding receivables balances. As of December 31, 2025 and 2024, a note receivable issued to Securitize KKR Platform SPC, LTC, a related party entity, represented approximately 67% and 86% percent, respectively, of total notes receivable, related parties. Refer to Note 14, for details on the note receivable.
Leases
The Company applies the requirements of ASC 842, Leases, which requires an entity to recognize a right-of-use asset, representing the right to use an underlying asset for the lease term, and a lease liability, representing the obligation to make lease payments arising from a lease. The Company has leases related to various office equipment and office spaces.
Loss Per Share
The Company follows the guidance in ASC 260, Earnings Per Share (“ASC 260”), which establishes standards regarding the computation of earnings per share, or EPS, by companies that have issued securities other than common stock that contractually entitle the holder to participate in dividends and earnings of a company. The guidance requires earnings to be hypothetically allocated between the common, preferred, and other participating stockholders based on their respective rights to receive non-forfeitable dividends, whether or not declared. Participating securities include Convertible Preferred Stock.
Basic net loss per common share (“EPS”) is calculated by dividing the net loss attributable to common stockholders (after the reduction for any preferred stock and assuming current income for the period had been distributed) by the weighted-average number of shares of common stock outstanding during the period, without consideration of potentially dilutive securities.
Diluted loss per share reflects the potential dilution that could occur if stock options, convertible promissory notes, and convertible preferred stock were exercised or converted by using the more dilutive of the (1) treasury stock method, reverse treasury stock method or if-converted method, as applicable, or (2) the two-class method. Under the two-class method, the net loss attributable to common stockholders is not allocated to the Convertible Preferred Stock as the preferred stockholders do not have a contractual obligation to share in the Company’s losses. In loss periods, basic and diluted net loss per share are identical because the otherwise dilutive potential common shares become anti-dilutive and are therefore excluded. Diluted loss per share excludes, when applicable, the potential impact of stock options, convertible promissory notes, convertible preferred stock, and other dilutive instruments because their effect would be anti-dilutive in the periods in which the Company incurs a net loss.
Diluted net loss per share (“diluted EPS”) is computed by dividing the net loss attributable to common stockholders adjusted for income (expenses), net of tax, related to any diluted securities, by the weighted-average number of shares of common stock and potentially dilutive securities outstanding for the period.
Segments
The Company reports operating segments in accordance with ASC 280, Segment Reporting (“ASC 280”), including the impact of adopting ASU 2023-07, as further described below. Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by our chief operating decision maker (“CODM”) in deciding how to allocate resources and assesses performance. ASC 280 requires that a public enterprise report a measure of segment profit or loss, certain specific revenue and expense items, segment assets, information about the way operating segments were determined and other items.
The ASU also permits a public entity to report multiple measures of a segment’s profit or loss as long as: i) all the reported measures of a segment’s profit or loss are used by the CODM for purposes of assessing performance and allocating resources; and ii) the measure closest to GAAP is also provided. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted this ASU for the annual reporting period ending December 31, 2024.
The Company’s Chief Executive Officer is the chief operating decision maker. The CODM regularly reviews the Company’s results to assess performance and allocate resources on a consolidated basis and uses consolidated net loss, as reported on our consolidated statements of operations and comprehensive loss, as the primary measure of segment profit or loss to evaluate company performance and to allocate and prioritize resources during the planning and forecasting process. The Company operates as a single reportable segment, as the CODM does not review any balance sheet information at any other level than on a consolidated basis and does not review any income statement information at any other level than on a consolidated basis.
Warrants
The Company issues warrants as mezzanine equity-classified share-based payment awards to non-employees in exchange for services and accounts for such instruments under ASC 718, Compensation — Stock Compensation. Warrants are measured at grant-date fair value and are not remeasured at the fair value at each reporting period.
Compensation cost is recognized only when the applicable service is performed or the performance-based vesting conditions become probable of achievement, and is then recognized ratably over the related service or performance vesting period. If a performance condition is ultimately not satisfied, previously recognized compensation cost is reversed. The services obtained in exchange for these warrants consist of promotional and branding-related activities performed for the benefit of the Company.
Recently Issued And Adopted Accounting Standards
In December 2023, the FASB issued ASU 2023-09, “Income Taxes — Improvements to Income Tax Disclosures (Subtopic 740-10)”:, which expands the required disclosures related to the effective tax rate reconciliation and income taxes paid. The standard is effective for the Company for annual periods beginning after December 15, 2024, with early adoption permitted. The standard is required to be applied prospectively, although retrospective application is permitted. The Company adopted ASU 2023-09 in its current annual consolidated financial statements for the year ended December 31, 2025 and applied the guidance retrospectively.
Recently Issued Accounting Standards Not Yet Adopted
In September 2025, the FASB issued ASU 2025-06, “Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software.” The amendments provide updated guidance on the accounting for internal-use software, including clarifications to the capitalization criteria, enhancements to the evaluation of development stages, and refinements to the treatment of implementation costs. The ASU 2025-06 is effective for all entities for annual reporting periods beginning after December 15, 2027, and interim periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-06 on its financial statement presentation and disclosure.
In May 2025, the FASB issued ASU No. 2025-05, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets.” This update provides targeted improvements to the measurement of expected credit losses for accounts receivable and contract assets under the current expected credit loss (CECL) model. The guidance is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact of this standard on its financial statement presentation and disclosure.
In January 2025, the FASB issued ASU 2025-01, “Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date.” This update clarifies the effective date of ASU No. 2024-03, which requires entities to disaggregate operating expenses into specified categories to enhance transparency. ASU 2025-01 establishes that the guidance is effective for fiscal years beginning after December 15, 2026, with early adoption permitted, and for interim periods beginning after December 15, 2027. ASU 2024-03 may be applied retrospectively or prospectively. The Company is currently evaluating the impact of this guidance on its financial statement presentation and disclosures.
In November 2024, the FASB issued ASU 2024-03, “Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40)”: Disaggregation of Income Statement Expenses.
This update requires entities to disaggregate operating expenses into specific categories, such as salaries and wages, depreciation, and amortization, to provide enhanced transparency into the nature and function of expenses. In January 2025, the FASB issued ASU No. 2025-01, clarifying the effective date of ASU No. 2024-03 to be fiscal years beginning after December 15, 2026, with early adoption permitted, and interim periods beginning after December 15, 2027. ASU 2024-03 may be applied retrospectively or prospectively. The Company is currently evaluating the impact of ASU 2024-03 on its financial statement presentation and disclosures.
In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements”: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. This update incorporates certain SEC disclosure requirements into the FASB Accounting Standards Codification. The amendments are intended to improve the clarity and consistency of disclosures by aligning GAAP with the SEC’s Disclosure Update and Simplification Initiative. The ASU includes various amendments across multiple topics, such as derivatives, collateralized assets, credit facilities, repurchase agreements, and interest rates on borrowings. The removal of these disclosure requirements will become effective for GAAP upon removal of the related disclosure requirements from Regulation S-X or Regulation S-K by the SEC. The Company is currently evaluating the impact of ASU 2023-06 on its disclosures and does not expect the adoption to have a material effect on its financial position, results of operations, or cash flows.